Capital and financial risk management - Interest rate sensitivity (Details) - Interest rate risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%
Increase (decrease) in finance income due to reasonably possible increase in interest rates	£ (47)	£ (45)
Sterling
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%	1.00%
Increase/ (decrease) in income	£ 17	£ 6
USD
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%	1.00%
Increase/ (decrease) in equity	£ 0	£ 0
Increase/ (decrease) in income	£ (43)	£ (32)
Euro
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%	1.00%
Increase/ (decrease) in income	£ (19)	£ (18)
GBP and Euro
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%